Other current financial assets - Table (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other current financial assets
Deductions in connection with the pre-financing of the CIR (Research Tax Credit) by Neftys (cf. Note 13.3).	€ 368	€ 590	€ 584
Guarantee deposit related to the non-convertible bonds (Kreos 2018 contract)			320
Total other current financial assets	€ 368	€ 590	€ 904